Exhibit 99.2

3097 Satellite Blvd., Bldg. 700, Ste. 400, Duluth, GA 30096

770.497.9100

6 August 2021

CF KL Assets LLC
1345 Avenue of the Americas, 46th Floor
New York, NY 10105

RE: FRTKL 2021-SFR1 (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by CF KL Assets LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

Page | 2

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

Page | 3

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 24 of the 577 Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	/s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

Page | 5

Schedule I

Client Code	HOA Status
h0000202	APPARENT HOA PROPERTY
h0001403	APPARENT HOA PROPERTY
h0001405	APPARENT HOA PROPERTY
h0001406	APPARENT HOA PROPERTY
h0001407	APPARENT HOA PROPERTY
h0001410	APPARENT HOA PROPERTY
h0001411	APPARENT HOA PROPERTY
h0001413	APPARENT HOA PROPERTY
h0001414	APPARENT HOA PROPERTY
h0001415	APPARENT HOA PROPERTY
h0001416	APPARENT HOA PROPERTY
h0001417	APPARENT HOA PROPERTY
h0001418	APPARENT HOA PROPERTY
h0001419	APPARENT HOA PROPERTY
h0001420	APPARENT HOA PROPERTY
h0001421	APPARENT HOA PROPERTY
h0001422	APPARENT HOA PROPERTY
h0001425	APPARENT HOA PROPERTY
h0001426	APPARENT HOA PROPERTY
h0001427	APPARENT HOA PROPERTY
h0001428	APPARENT HOA PROPERTY
h0001834	APPARENT HOA PROPERTY
h0001836	APPARENT HOA PROPERTY
h0001837	APPARENT HOA PROPERTY
h0000001	APPARENT NON-HOA PROPERTY
h0000002	APPARENT NON-HOA PROPERTY
h0000003	APPARENT NON-HOA PROPERTY
h0000004	APPARENT NON-HOA PROPERTY
h0000005	APPARENT NON-HOA PROPERTY
h0000006	APPARENT NON-HOA PROPERTY
h0000007	APPARENT NON-HOA PROPERTY
h0000008	APPARENT NON-HOA PROPERTY
h0000009	APPARENT NON-HOA PROPERTY
h0000010	APPARENT NON-HOA PROPERTY
h0000012	APPARENT NON-HOA PROPERTY
h0000013	APPARENT NON-HOA PROPERTY
h0000014	APPARENT NON-HOA PROPERTY
h0000015	APPARENT NON-HOA PROPERTY
h0000016	APPARENT NON-HOA PROPERTY
h0000018	APPARENT NON-HOA PROPERTY

Page | 6

h0000020	APPARENT NON-HOA PROPERTY
h0000022	APPARENT NON-HOA PROPERTY
h0000043	APPARENT NON-HOA PROPERTY
h0000044	APPARENT NON-HOA PROPERTY
h0000046	APPARENT NON-HOA PROPERTY
h0000047	APPARENT NON-HOA PROPERTY
h0000048	APPARENT NON-HOA PROPERTY
h0000049	APPARENT NON-HOA PROPERTY
h0000056	APPARENT NON-HOA PROPERTY
h0000059	APPARENT NON-HOA PROPERTY
h0000062	APPARENT NON-HOA PROPERTY
h0000072	APPARENT NON-HOA PROPERTY
h0000079	APPARENT NON-HOA PROPERTY
h0000093	APPARENT NON-HOA PROPERTY
h0000108	APPARENT NON-HOA PROPERTY
h0000117	APPARENT NON-HOA PROPERTY
h0000118	APPARENT NON-HOA PROPERTY
h0000119	APPARENT NON-HOA PROPERTY
h0000120	APPARENT NON-HOA PROPERTY
h0000121	APPARENT NON-HOA PROPERTY
h0000122	APPARENT NON-HOA PROPERTY
h0000123	APPARENT NON-HOA PROPERTY
h0000124	APPARENT NON-HOA PROPERTY
h0000125	APPARENT NON-HOA PROPERTY
h0000126	APPARENT NON-HOA PROPERTY
h0000127	APPARENT NON-HOA PROPERTY
h0000128	APPARENT NON-HOA PROPERTY
h0000129	APPARENT NON-HOA PROPERTY
h0000130	APPARENT NON-HOA PROPERTY
h0000131	APPARENT NON-HOA PROPERTY
h0000136	APPARENT NON-HOA PROPERTY
h0000137	APPARENT NON-HOA PROPERTY
h0000138	APPARENT NON-HOA PROPERTY
h0000139	APPARENT NON-HOA PROPERTY
h0000140	APPARENT NON-HOA PROPERTY
h0000143	APPARENT NON-HOA PROPERTY
h0000144	APPARENT NON-HOA PROPERTY
h0000146	APPARENT NON-HOA PROPERTY
h0000147	APPARENT NON-HOA PROPERTY
h0000152	APPARENT NON-HOA PROPERTY
h0000161	APPARENT NON-HOA PROPERTY
h0000164	APPARENT NON-HOA PROPERTY
h0000165	APPARENT NON-HOA PROPERTY

Page | 7

h0000167	APPARENT NON-HOA PROPERTY
h0000171	APPARENT NON-HOA PROPERTY
h0000172	APPARENT NON-HOA PROPERTY
h0000173	APPARENT NON-HOA PROPERTY
h0000174	APPARENT NON-HOA PROPERTY
h0000175	APPARENT NON-HOA PROPERTY
h0000178	APPARENT NON-HOA PROPERTY
h0000180	APPARENT NON-HOA PROPERTY
h0000182	APPARENT NON-HOA PROPERTY
h0000183	APPARENT NON-HOA PROPERTY
h0000184	APPARENT NON-HOA PROPERTY
h0000185	APPARENT NON-HOA PROPERTY
h0000189	APPARENT NON-HOA PROPERTY
h0000191	APPARENT NON-HOA PROPERTY
h0000192	APPARENT NON-HOA PROPERTY
h0000193	APPARENT NON-HOA PROPERTY
h0000196	APPARENT NON-HOA PROPERTY
h0000223	APPARENT NON-HOA PROPERTY
h0000224	APPARENT NON-HOA PROPERTY
h0000225	APPARENT NON-HOA PROPERTY
h0000226	APPARENT NON-HOA PROPERTY
h0000227	APPARENT NON-HOA PROPERTY
h0000232	APPARENT NON-HOA PROPERTY
h0000234	APPARENT NON-HOA PROPERTY
h0000238	APPARENT NON-HOA PROPERTY
h0000241	APPARENT NON-HOA PROPERTY
h0000263	APPARENT NON-HOA PROPERTY
h0000265	APPARENT NON-HOA PROPERTY
h0000383	APPARENT NON-HOA PROPERTY
h0000388	APPARENT NON-HOA PROPERTY
h0000391	APPARENT NON-HOA PROPERTY
h0000392	APPARENT NON-HOA PROPERTY
h0000393	APPARENT NON-HOA PROPERTY
h0000394	APPARENT NON-HOA PROPERTY
h0000396	APPARENT NON-HOA PROPERTY
h0000397	APPARENT NON-HOA PROPERTY
h0000398	APPARENT NON-HOA PROPERTY
h0000399	APPARENT NON-HOA PROPERTY
h0000400	APPARENT NON-HOA PROPERTY
h0000402	APPARENT NON-HOA PROPERTY
h0000403	APPARENT NON-HOA PROPERTY
h0000404	APPARENT NON-HOA PROPERTY
h0000405	APPARENT NON-HOA PROPERTY

Page | 8

h0000406	APPARENT NON-HOA PROPERTY
h0000408	APPARENT NON-HOA PROPERTY
h0000409	APPARENT NON-HOA PROPERTY
h0000411	APPARENT NON-HOA PROPERTY
h0000412	APPARENT NON-HOA PROPERTY
h0000413	APPARENT NON-HOA PROPERTY
h0000414	APPARENT NON-HOA PROPERTY
h0000415	APPARENT NON-HOA PROPERTY
h0000418	APPARENT NON-HOA PROPERTY
h0000419	APPARENT NON-HOA PROPERTY
h0000421	APPARENT NON-HOA PROPERTY
h0000422	APPARENT NON-HOA PROPERTY
h0000428	APPARENT NON-HOA PROPERTY
h0000441	APPARENT NON-HOA PROPERTY
h0000442	APPARENT NON-HOA PROPERTY
h0000443	APPARENT NON-HOA PROPERTY
h0000446	APPARENT NON-HOA PROPERTY
h0000447	APPARENT NON-HOA PROPERTY
h0000448	APPARENT NON-HOA PROPERTY
h0000451	APPARENT NON-HOA PROPERTY
h0000464	APPARENT NON-HOA PROPERTY
h0000467	APPARENT NON-HOA PROPERTY
h0000468	APPARENT NON-HOA PROPERTY
h0000469	APPARENT NON-HOA PROPERTY
h0000470	APPARENT NON-HOA PROPERTY
h0000471	APPARENT NON-HOA PROPERTY
h0000472	APPARENT NON-HOA PROPERTY
h0000473	APPARENT NON-HOA PROPERTY
h0000474	APPARENT NON-HOA PROPERTY
h0000493	APPARENT NON-HOA PROPERTY
h0000499	APPARENT NON-HOA PROPERTY
h0000500	APPARENT NON-HOA PROPERTY
h0000510	APPARENT NON-HOA PROPERTY
h0000513	APPARENT NON-HOA PROPERTY
h0000514	APPARENT NON-HOA PROPERTY
h0000515	APPARENT NON-HOA PROPERTY
h0000516	APPARENT NON-HOA PROPERTY
h0000517	APPARENT NON-HOA PROPERTY
h0000518	APPARENT NON-HOA PROPERTY
h0000519	APPARENT NON-HOA PROPERTY
h0000520	APPARENT NON-HOA PROPERTY
h0000528	APPARENT NON-HOA PROPERTY
h0000529	APPARENT NON-HOA PROPERTY

Page | 9

h0000530	APPARENT NON-HOA PROPERTY
h0000531	APPARENT NON-HOA PROPERTY
h0000532	APPARENT NON-HOA PROPERTY
h0000533	APPARENT NON-HOA PROPERTY
h0000534	APPARENT NON-HOA PROPERTY
h0000539	APPARENT NON-HOA PROPERTY
h0000540	APPARENT NON-HOA PROPERTY
h0000543	APPARENT NON-HOA PROPERTY
h0000544	APPARENT NON-HOA PROPERTY
h0000545	APPARENT NON-HOA PROPERTY
h0000547	APPARENT NON-HOA PROPERTY
h0000548	APPARENT NON-HOA PROPERTY
h0000549	APPARENT NON-HOA PROPERTY
h0000556	APPARENT NON-HOA PROPERTY
h0000558	APPARENT NON-HOA PROPERTY
h0000559	APPARENT NON-HOA PROPERTY
h0000563	APPARENT NON-HOA PROPERTY
h0000564	APPARENT NON-HOA PROPERTY
h0000575	APPARENT NON-HOA PROPERTY
h0000585	APPARENT NON-HOA PROPERTY
h0000587	APPARENT NON-HOA PROPERTY
h0000588	APPARENT NON-HOA PROPERTY
h0000589	APPARENT NON-HOA PROPERTY
h0000592	APPARENT NON-HOA PROPERTY
h0000594	APPARENT NON-HOA PROPERTY
h0000596	APPARENT NON-HOA PROPERTY
h0000603	APPARENT NON-HOA PROPERTY
h0000606	APPARENT NON-HOA PROPERTY
h0000607	APPARENT NON-HOA PROPERTY
h0000608	APPARENT NON-HOA PROPERTY
h0000609	APPARENT NON-HOA PROPERTY
h0000610	APPARENT NON-HOA PROPERTY
h0000611	APPARENT NON-HOA PROPERTY
h0000612	APPARENT NON-HOA PROPERTY
h0000615	APPARENT NON-HOA PROPERTY
h0000616	APPARENT NON-HOA PROPERTY
h0000617	APPARENT NON-HOA PROPERTY
h0000618	APPARENT NON-HOA PROPERTY
h0000619	APPARENT NON-HOA PROPERTY
h0000620	APPARENT NON-HOA PROPERTY
h0000623	APPARENT NON-HOA PROPERTY
h0000626	APPARENT NON-HOA PROPERTY
h0000627	APPARENT NON-HOA PROPERTY

Page | 10

h0000630	APPARENT NON-HOA PROPERTY
h0000633	APPARENT NON-HOA PROPERTY
h0000634	APPARENT NON-HOA PROPERTY
h0000636	APPARENT NON-HOA PROPERTY
h0000637	APPARENT NON-HOA PROPERTY
h0000638	APPARENT NON-HOA PROPERTY
h0000640	APPARENT NON-HOA PROPERTY
h0000641	APPARENT NON-HOA PROPERTY
h0000642	APPARENT NON-HOA PROPERTY
h0000644	APPARENT NON-HOA PROPERTY
h0000645	APPARENT NON-HOA PROPERTY
h0000646	APPARENT NON-HOA PROPERTY
h0000647	APPARENT NON-HOA PROPERTY
h0000648	APPARENT NON-HOA PROPERTY
h0000650	APPARENT NON-HOA PROPERTY
h0000651	APPARENT NON-HOA PROPERTY
h0000654	APPARENT NON-HOA PROPERTY
h0000658	APPARENT NON-HOA PROPERTY
h0000660	APPARENT NON-HOA PROPERTY
h0000663	APPARENT NON-HOA PROPERTY
h0000664	APPARENT NON-HOA PROPERTY
h0000665	APPARENT NON-HOA PROPERTY
h0000666	APPARENT NON-HOA PROPERTY
h0000667	APPARENT NON-HOA PROPERTY
h0000668	APPARENT NON-HOA PROPERTY
h0000669	APPARENT NON-HOA PROPERTY
h0000670	APPARENT NON-HOA PROPERTY
h0000671	APPARENT NON-HOA PROPERTY
h0000672	APPARENT NON-HOA PROPERTY
h0000676	APPARENT NON-HOA PROPERTY
h0000677	APPARENT NON-HOA PROPERTY
h0000678	APPARENT NON-HOA PROPERTY
h0000679	APPARENT NON-HOA PROPERTY
h0000680	APPARENT NON-HOA PROPERTY
h0000681	APPARENT NON-HOA PROPERTY
h0000682	APPARENT NON-HOA PROPERTY
h0000683	APPARENT NON-HOA PROPERTY
h0000684	APPARENT NON-HOA PROPERTY
h0000685	APPARENT NON-HOA PROPERTY
h0000686	APPARENT NON-HOA PROPERTY
h0000687	APPARENT NON-HOA PROPERTY
h0000688	APPARENT NON-HOA PROPERTY
h0000689	APPARENT NON-HOA PROPERTY

Page | 11

h0000690	APPARENT NON-HOA PROPERTY
h0000691	APPARENT NON-HOA PROPERTY
h0000692	APPARENT NON-HOA PROPERTY
h0000693	APPARENT NON-HOA PROPERTY
h0000694	APPARENT NON-HOA PROPERTY
h0000695	APPARENT NON-HOA PROPERTY
h0000696	APPARENT NON-HOA PROPERTY
h0000697	APPARENT NON-HOA PROPERTY
h0000698	APPARENT NON-HOA PROPERTY
h0000699	APPARENT NON-HOA PROPERTY
h0000700	APPARENT NON-HOA PROPERTY
h0000701	APPARENT NON-HOA PROPERTY
h0000702	APPARENT NON-HOA PROPERTY
h0000703	APPARENT NON-HOA PROPERTY
h0000705	APPARENT NON-HOA PROPERTY
h0000707	APPARENT NON-HOA PROPERTY
h0000708	APPARENT NON-HOA PROPERTY
h0000709	APPARENT NON-HOA PROPERTY
h0000710	APPARENT NON-HOA PROPERTY
h0000711	APPARENT NON-HOA PROPERTY
h0000712	APPARENT NON-HOA PROPERTY
h0000713	APPARENT NON-HOA PROPERTY
h0000714	APPARENT NON-HOA PROPERTY
h0000715	APPARENT NON-HOA PROPERTY
h0000716	APPARENT NON-HOA PROPERTY
h0000718	APPARENT NON-HOA PROPERTY
h0000719	APPARENT NON-HOA PROPERTY
h0000720	APPARENT NON-HOA PROPERTY
h0000721	APPARENT NON-HOA PROPERTY
h0000722	APPARENT NON-HOA PROPERTY
h0000723	APPARENT NON-HOA PROPERTY
h0000726	APPARENT NON-HOA PROPERTY
h0000727	APPARENT NON-HOA PROPERTY
h0000728	APPARENT NON-HOA PROPERTY
h0000729	APPARENT NON-HOA PROPERTY
h0000761	APPARENT NON-HOA PROPERTY
h0000766	APPARENT NON-HOA PROPERTY
h0000767	APPARENT NON-HOA PROPERTY
h0000768	APPARENT NON-HOA PROPERTY
h0000771	APPARENT NON-HOA PROPERTY
h0000772	APPARENT NON-HOA PROPERTY
h0000773	APPARENT NON-HOA PROPERTY
h0000784	APPARENT NON-HOA PROPERTY

Page | 12

h0000789	APPARENT NON-HOA PROPERTY
h0000790	APPARENT NON-HOA PROPERTY
h0000791	APPARENT NON-HOA PROPERTY
h0000792	APPARENT NON-HOA PROPERTY
h0000793	APPARENT NON-HOA PROPERTY
h0000813	APPARENT NON-HOA PROPERTY
h0000814	APPARENT NON-HOA PROPERTY
h0000815	APPARENT NON-HOA PROPERTY
h0000818	APPARENT NON-HOA PROPERTY
h0000819	APPARENT NON-HOA PROPERTY
h0000820	APPARENT NON-HOA PROPERTY
h0000821	APPARENT NON-HOA PROPERTY
h0000822	APPARENT NON-HOA PROPERTY
h0000823	APPARENT NON-HOA PROPERTY
h0000827	APPARENT NON-HOA PROPERTY
h0000828	APPARENT NON-HOA PROPERTY
h0000830	APPARENT NON-HOA PROPERTY
h0000831	APPARENT NON-HOA PROPERTY
h0000832	APPARENT NON-HOA PROPERTY
h0000833	APPARENT NON-HOA PROPERTY
h0000834	APPARENT NON-HOA PROPERTY
h0000835	APPARENT NON-HOA PROPERTY
h0000836	APPARENT NON-HOA PROPERTY
h0000837	APPARENT NON-HOA PROPERTY
h0000838	APPARENT NON-HOA PROPERTY
h0000839	APPARENT NON-HOA PROPERTY
h0000840	APPARENT NON-HOA PROPERTY
h0000841	APPARENT NON-HOA PROPERTY
h0000842	APPARENT NON-HOA PROPERTY
h0000843	APPARENT NON-HOA PROPERTY
h0000844	APPARENT NON-HOA PROPERTY
h0000845	APPARENT NON-HOA PROPERTY
h0000846	APPARENT NON-HOA PROPERTY
h0000848	APPARENT NON-HOA PROPERTY
h0000849	APPARENT NON-HOA PROPERTY
h0000850	APPARENT NON-HOA PROPERTY
h0000851	APPARENT NON-HOA PROPERTY
h0000852	APPARENT NON-HOA PROPERTY
h0000853	APPARENT NON-HOA PROPERTY
h0000855	APPARENT NON-HOA PROPERTY
h0000857	APPARENT NON-HOA PROPERTY
h0000861	APPARENT NON-HOA PROPERTY
h0000872	APPARENT NON-HOA PROPERTY

Page | 13

h0000874	APPARENT NON-HOA PROPERTY
h0000877	APPARENT NON-HOA PROPERTY
h0000879	APPARENT NON-HOA PROPERTY
h0000880	APPARENT NON-HOA PROPERTY
h0000887	APPARENT NON-HOA PROPERTY
h0000890	APPARENT NON-HOA PROPERTY
h0000891	APPARENT NON-HOA PROPERTY
h0000892	APPARENT NON-HOA PROPERTY
h0000893	APPARENT NON-HOA PROPERTY
h0000894	APPARENT NON-HOA PROPERTY
h0000895	APPARENT NON-HOA PROPERTY
h0000896	APPARENT NON-HOA PROPERTY
h0000897	APPARENT NON-HOA PROPERTY
h0000898	APPARENT NON-HOA PROPERTY
h0000899	APPARENT NON-HOA PROPERTY
h0000900	APPARENT NON-HOA PROPERTY
h0000901	APPARENT NON-HOA PROPERTY
h0000902	APPARENT NON-HOA PROPERTY
h0000903	APPARENT NON-HOA PROPERTY
h0000904	APPARENT NON-HOA PROPERTY
h0000905	APPARENT NON-HOA PROPERTY
h0000906	APPARENT NON-HOA PROPERTY
h0000921	APPARENT NON-HOA PROPERTY
h0000922	APPARENT NON-HOA PROPERTY
h0000923	APPARENT NON-HOA PROPERTY
h0000927	APPARENT NON-HOA PROPERTY
h0000928	APPARENT NON-HOA PROPERTY
h0000929	APPARENT NON-HOA PROPERTY
h0000930	APPARENT NON-HOA PROPERTY
h0000931	APPARENT NON-HOA PROPERTY
h0000932	APPARENT NON-HOA PROPERTY
h0000933	APPARENT NON-HOA PROPERTY
h0000935	APPARENT NON-HOA PROPERTY
h0000941	APPARENT NON-HOA PROPERTY
h0000945	APPARENT NON-HOA PROPERTY
h0000946	APPARENT NON-HOA PROPERTY
h0000949	APPARENT NON-HOA PROPERTY
h0000990	APPARENT NON-HOA PROPERTY
h0000991	APPARENT NON-HOA PROPERTY
h0000992	APPARENT NON-HOA PROPERTY
h0000993	APPARENT NON-HOA PROPERTY
h0000994	APPARENT NON-HOA PROPERTY
h0000997	APPARENT NON-HOA PROPERTY

Page | 14

h0000998	APPARENT NON-HOA PROPERTY
h0001000	APPARENT NON-HOA PROPERTY
h0001001	APPARENT NON-HOA PROPERTY
h0001004	APPARENT NON-HOA PROPERTY
h0001018	APPARENT NON-HOA PROPERTY
h0001020	APPARENT NON-HOA PROPERTY
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h0001263	APPARENT NON-HOA PROPERTY
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h0001348	APPARENT NON-HOA PROPERTY
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h0001547	APPARENT NON-HOA PROPERTY
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h0001797	APPARENT NON-HOA PROPERTY
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